Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Present value of future cash flows of one bank loan	$ 1,378,753	$ 1,441,108
Carrying amount	1,380,298	1,442,427
Accumulated loss from derivatives designated as Hedging Instruments	6,789	14,895
Present value of long-term debt
Present value of future cash flows of one bank loan	51,698
Carrying amount of long-term debt
Carrying amount	$ 53,243